Note 18 - Commitments and Contingencies, Additional Information (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended																									12 Months Ended								12 Months Ended
	Jan. 14, 1997	Jan. 18, 2010 ICMS [Member]	Dec. 31, 2010 Triunfo Agro Industrial S.A and others [Member]	Oct. 28, 2010 Notice of infraction [Member]	Jul. 01, 2010 Notice of infraction [Member]	Nov. 19, 2009 Plaintiff	Feb. 02, 2007 Plaintiff	Jan. 18, 2000 Plaintiff	Jan. 14, 1997 Plaintiff	Dec. 31, 2010 Income Tax Withheld at Source and Tax on Financial Operations related to CLEP [Member]	Jan. 14, 1997 Plaintiff	Dec. 31, 2010 Plaintiff	Dec. 31, 2010 Plaintiff	Dec. 31, 2010 Plaintiff	Dec. 31, 2010 Notification from the INSS - joint liability [Member]	Dec. 31, 2010 Withholding Income Tax related to charter of vessels [Member]	Dec. 31, 2010 II and IPI Tax related to Termorio equipments [Member]	Dec. 31, 2010 Contribution of Intervention in the Economic Domain - CIDE - upon sales and purchases of specified oil and fuel products [Member]	Dec. 31, 2010 Exclusion of the imports of natural gas from Bolívia from the ICMS taxation [Member]	Dec. 31, 2010 Plaintiff	Dec. 31, 2010 Contribution of Intervention in the Economic Domain Charge- CIDE [Member]	Dec. 31, 2010 Plaintiff: State Revenue Service of Rio de Janeiro [Member]	Dec. 31, 2010 Plaintiff	Dec. 31, 2010 Plaintiff: State Revenue Service of Rio de Janeiro [Member]	Dec. 31, 2010 Plaintiff	Dec. 31, 2010 Plaintiff	Dec. 31, 2010 Plaintiff	Dec. 31, 2010 PEGASO [Member]	Dec. 31, 2009 PEGASO [Member]	Dec. 31, 2000 PEGASO [Member]	Dec. 31, 2010 AMAR [Member]	Jul. 16, 2000 AMAR [Member]	Dec. 31, 2010 The Federal and State of Paraná Prosecutors [Member]	Dec. 31, 2010 Araucária-Paranaguá pipeline rupture	Dec. 31, 2010 Oil spill related to the sinking of P-36 Platform	Dec. 31, 2010 Processes for small amounts
Litigation
Estimate of possible loss		$ 269							$ 3,406																						$ 91	$ 1,176	$ 3,471
Deposits in court			205
Court order debts		65
Net amount of deposits in court			94
The maximum exposure including monetary restatement			298							250		117	109	219	2,717	2,717	468	714	615	536	1,318	1,253	868	356	1,041	86	140							94	178
Notice of infraction					133
Payment in installments of notice of infraction				52
People eligible to claim indemnification								3,339,000,000
Esimate of award that will be set by the court at the end of the process						30
Estimated amount payable to Plaintff							661	661
Percentage of compensation to Plaintiff											5.00%
Attorney Fees											20.00%
Percentage of ownership of the defendant's share capital											100.00%
Estimated indemnity	7,539
Estimated amount payable in Attorney's Fees to Porto Seguro											571
Estimated amount payable in Attorney's Fees to Lobo & Ibeas											2,284
Notification from the INSS - joint liability
Restricted deposits for legal proceedings and guarantees															69
Number of assessments															332
Assessments possible loss, total amount															218
Tax Assessments
Overseas remittances for servicing chartering agreements would be subject to withholding minimum tax at the rate										15.00%						15.00%
Overseas remittances for servicing chartering agreements would be subject to withholding maximum tax at the rate																25.00%
The maximum exposure including monetary restatement			298							250		117	109	219	2,717	2,717	468	714	615	536	1,318	1,253	868	356	1,041	86	140							94	178
Environmental Matters
Environmental excellence and operational safety program (PEGASO), aproximated amount expended from 2000 to 2010																														5,628
Environmental excellence and operational safety program (PEGASO), aproximated amount expended																												325	300
The maximum exposure including monetary restatement			298							250		117	109	219	2,717	2,717	468	714	615	536	1,318	1,253	868	356	1,041	86	140							94	178
Number of legal and administrative proceedings with expectations of possible losses
Civil actions																																				63
Labor actions																																				561
Tax actions																																				674
Environmental actions																																				$ 103